IFRS 7 Disclosure (Structural Interest Rate Sensitivity Measures) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (3,330)	$ (2,612)	$ (2,485)
NII Sensitivity	527	679	785
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	2,927	2,116	1,892
NII Sensitivity	(609)	$ (769)	$ (1,077)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(951)
NII Sensitivity	360
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	827
NII Sensitivity	(399)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(2,379)
NII Sensitivity	167
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	2,100
NII Sensitivity	$ (210)